UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-08030

Name of Fund: Royce Micro-Cap Trust, Inc.

Fund Address: 745 Fifth Avenue

New York, NY 10151

Name and address of agent for service:

John E. Denneen, Esq.

Royce & Associates, LLC

745 Fifth Avenue

New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2011

Date of reporting period: 3/31/2011

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE MICRO-CAP TRUST
MARCH 31, 2011 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 100.3%

Consumer Discretionary – 12.4%
Auto Components - 1.5%
China XD Plastics [a,b]	65,500	$341,255
Drew Industries	122,000	2,724,260
Fuel Systems Solutions [a,b]	10,000	301,800
Norstar Founders Group [b,c]	771,500	36,202
SORL Auto Parts [b]	55,113	333,985
Williams Controls	125,000	1,382,500

		5,120,002

Distributors - 0.3%
Weyco Group	48,000	1,174,080

Diversified Consumer Services - 0.3%
ChinaCast Education [a,b]	105,100	661,079
Lincoln Educational Services	11,200	177,968
Spectrum Group International [a,b,d]	6,925	19,390

		858,437

Household Durables - 2.8%
Cavco Industries [b]	3,091	139,590
CSS Industries	20,243	381,580
Ethan Allen Interiors	81,600	1,787,040
Flexsteel Industries	172,500	2,613,375
Hanssem	33,400	421,706
Koss Corporation	73,400	547,564
Natuzzi ADR [b]	409,800	1,893,276
Universal Electronics [b]	47,200	1,395,232

		9,179,363

Internet & Catalog Retail - 1.2%
Geeknet [a,b]	87,500	2,327,500
NutriSystem	19,100	276,759
US Auto Parts Network [b]	140,900	1,225,830

		3,830,089

Leisure Equipment & Products - 0.4%
Leapfrog Enterprises Cl. A [b]	106,200	458,784
Sturm, Ruger & Co.	32,000	735,040

		1,193,824

Media - 0.6%
Global Sources [b]	29,605	344,306
Rentrak Corporation [b]	45,000	1,211,400
Value Line	32,487	480,808

		2,036,514

Specialty Retail - 3.9%
America’s Car-Mart [b]	92,800	2,392,384
Charming Shoppes [b]	709,200	3,021,192
Dickson Concepts (International)	812,800	603,966
Kirkland’s [b]	43,900	677,816
Le Chateau Cl. A	44,000	508,757
Lewis Group	57,000	627,716
Shoe Carnival [b]	12,752	357,694
Stein Mart	178,900	1,808,679
Systemax [b]	102,000	1,379,040
West Marine [b]	86,000	896,980
Wet Seal (The) Cl. A [b]	154,679	662,026

		12,936,250

Textiles, Apparel & Luxury Goods - 1.4%
J.G. Boswell Company [d]	2,490	2,016,900
K-Swiss Cl. A [b]	72,400	815,948
Movado Group [b]	77,633	1,139,652
True Religion Apparel [b]	15,000	352,050
Yamato International	40,000	183,217

		4,507,767

Total		40,836,326

Consumer Staples – 3.5%
Beverages - 0.4%
Heckmann Corporation [a,b]	200,000	1,310,000

Food & Staples Retailing - 0.1%
Winn-Dixie Stores [b]	50,000	357,000

Food Products - 2.7%
Asian Citrus Holdings	1,060,000	1,171,941
Binggrae	13,400	791,577
BW Plantation	1,281,600	172,205
Farmer Bros.	51,400	622,968
Griffin Land & Nurseries	40,271	1,295,921
Origin Agritech [a,b]	121,488	935,457
Seneca Foods Cl. A [b]	51,400	1,535,318
Seneca Foods Cl. B [b]	42,500	1,261,825
Westway Group [b]	220,000	979,000
Yuhe International [b]	39,422	262,550

		9,028,762

Household Products - 0.1%
Oil-Dri Corporation of America	10,000	213,000

Personal Products - 0.2%
China-Biotics [a,b]	14,500	116,435
Schiff Nutrition International Cl. A	72,928	664,374

		780,809

Total		11,689,571

Energy – 5.0%
Energy Equipment & Services - 3.8%
CE Franklin [b]	55,450	548,955
Dawson Geophysical [b]	53,213	2,334,986
Global Geophysical Services [b]	35,000	506,100
Gulf Island Fabrication	29,116	936,662
Lamprell	202,400	1,144,532
North American Energy Partners [b]	50,000	616,500
OYO Geospace [b]	7,130	702,875
Pason Systems	139,200	2,261,372
Pioneer Drilling [b]	57,500	793,500
Tesco Corporation [b]	50,000	1,097,500
Willbros Group [b]	131,100	1,431,612

		12,374,594

Oil, Gas & Consumable Fuels - 1.2%
Approach Resources [b]	12,000	403,200
BPZ Resources [a,b]	164,000	870,840
Credo Petroleum [a,b]	98,000	1,253,420
GeoMet [a,b]	75,000	123,000
GeoResources [b]	17,900	559,733
Uranerz Energy [a,b]	29,000	92,510
VAALCO Energy [b]	88,200	684,432

		3,987,135

Total		16,361,729

Financials – 16.9%
Capital Markets - 7.2%
ASA Gold and Precious Metals	30,000	951,000
BKF Capital Group [b,d]	130,200	139,314
Cohen & Steers	27,900	828,072
Cowen Group Cl. A [b]	402,834	1,615,364
Diamond Hill Investment Group	34,479	2,758,320
Duff & Phelps Cl. A	50,000	799,000
Epoch Holding Corporation	196,500	3,100,770
FBR Capital Markets [b]	326,600	1,169,228
Fiera Sceptre	78,000	661,331
INTL FCStone [b]	26,310	668,800
JZ Capital Partners	293,999	1,877,099
MVC Capital	126,200	1,731,464
NGP Capital Resources	98,649	950,976
Queen City Investments [d]	948	948,010
Sanders Morris Harris Group	209,000	1,674,090
U.S. Global Investors Cl. A	91,500	742,065
Urbana Corporation [b]	237,600	345,555
Virtus Investment Partners [b]	45,000	2,651,400

		23,611,858

Commercial Banks - 1.9%
BCB Holdings [b]	806,207	989,387
Chemung Financial	40,000	938,000
Commercial National Financial	20,000	377,200
Fauquier Bankshares	135,800	1,880,830
Financial Institutions	36,000	630,000
First Bancorp	40,200	613,050
LCNB Corporation	30,000	351,000
Mechanics Bank	5	59,625
Orrstown Financial Services	12,700	355,600

		6,194,692

Consumer Finance - 0.1%
World Acceptance [b]	7,900	515,080

Diversified Financial Services - 0.9%
Banca Finnat Euramerica	910,000	612,585
Bolsa Mexicana de Valores	300,000	631,555
PICO Holdings [b]	45,700	1,373,742
World Energy Solutions [a,b]	72,920	302,618

		2,920,500

Insurance - 1.3%
Hilltop Holdings [b]	101,400	1,018,056
Independence Holding	95,800	764,484
Presidential Life	188,100	1,792,593
SeaBright Holdings	74,000	758,500

		4,333,633

Real Estate Investment Trusts (REITs) - 1.2%
Colony Financial	139,717	2,630,871
PennyMac Mortgage Investment Trust	64,200	1,180,638
Vestin Realty Mortgage II [b]	214,230	332,057

		4,143,566

Real Estate Management & Development - 3.4%
Avatar Holdings [b]	18,104	358,278
Consolidated-Tomoka Land	56,750	1,838,700
IFM Investments ADR [b]	58,885	209,042
Kennedy-Wilson Holdings [b]	465,358	5,053,788
Tejon Ranch [b]	101,749	3,738,258
ZipRealty [b]	25,000	72,500

		11,270,566

Thrifts & Mortgage Finance - 0.9%
Alliance Bancorp, Inc. of Pennsylvania	41,344	444,861
BofI Holding [a,b]	93,400	1,449,568
CFS Bancorp	75,000	421,500
HopFed Bancorp	56,100	516,120

		2,832,049

Total		55,821,944

Health Care – 7.3%
Biotechnology - 0.3%
Sinovac Biotech [b]	51,900	235,107
3SBio ADR [b]	26,280	454,381
Vical [b]	120,000	355,200

		1,044,688

Health Care Equipment & Supplies - 3.9%
Allied Healthcare Products [b]	226,798	988,839
Atrion Corporation	6,500	1,134,055
CryoLife [b]	50,573	308,495
DynaVox Cl. A [b]	20,000	110,400
Exactech [b]	121,000	2,123,550
Hansen Medical [a,b]	320,000	707,200
Kensey Nash [b]	27,078	674,513
Medical Action Industries [b]	165,950	1,393,980
NMT Medical [b,d]	198,500	32,753
STRATEC Biomedical Systems	14,000	559,510
Syneron Medical [b]	69,200	902,368
Theragenics Corporation [b]	306,900	644,490
Utah Medical Products	42,300	1,224,162
Young Innovations	61,450	1,929,530

		12,733,845

Health Care Providers & Services - 1.1%
Bangkok Chain Hospital	1,350,000	316,912
Continucare Corporation [b]	126,200	675,170
Gentiva Health Services [b]	23,000	644,690
LHC Group [b]	14,800	444,000
PDI [b]	65,383	530,256
PharMerica Corporation [b]	40,000	457,600
Psychemedics Corporation	37,500	414,375
U.S. Physical Therapy	10,000	223,400

		3,706,403

Health Care Technology - 0.2%
Transcend Services [b]	18,900	453,600

Life Sciences Tools & Services - 0.6%
EPS	410	959,690
Furiex Pharmaceuticals [b]	23,758	401,035
PAREXEL International [b]	28,800	717,120

		2,077,845

Pharmaceuticals - 1.2%
Adolor Corporation [b]	460,500	649,305
Bukwang Pharmaceutical	44,700	525,667
Daewoong Pharmaceutical	11,904	482,910
Hi-Tech Pharmacal [a,b]	19,000	382,470
Obagi Medical Products [b]	82,200	1,039,008
XenoPort [b]	145,000	859,850

		3,939,210

Total		23,955,591

Industrials – 26.5%
Aerospace & Defense - 1.8%
Ducommun	72,100	1,723,190
HEICO Corporation	42,000	2,625,840
Innovative Solutions and Support [b]	100,000	585,000
SIFCO Industries	45,800	814,324

		5,748,354

Air Freight & Logistics - 0.5%
Forward Air	50,700	1,552,941
Pacer International [b]	35,000	184,100

		1,737,041

Building Products - 3.7%
AAON	73,000	2,401,700
American Woodmark	72,000	1,503,360
Apogee Enterprises	57,900	763,701
Burnham Holdings Cl. A [d]	113,000	1,695,000
Griffon Corporation [b]	89,500	1,175,135
NCI Building Systems [b]	8,400	106,428
Sung Kwang Bend	28,000	421,168
Trex Company [b]	90,000	2,935,800
WaterFurnace Renewable Energy	48,400	1,216,115

		12,218,407

Commercial Services & Supplies - 2.7%
CompX International Cl. A	107,500	1,694,200
Courier Corporation	30,450	425,082
Ennis	12,600	214,578
Heritage-Crystal Clean [b]	166,401	2,371,214
Interface Cl. A	27,000	499,230
Team [b]	71,140	1,868,137
US Ecology	104,300	1,817,949

		8,890,390

Construction & Engineering - 1.2%
Baker (Michael) [b]	19,000	552,330
Comfort Systems USA	32,896	462,847
Integrated Electrical Services [b]	277,300	953,912
Layne Christensen [b]	7,400	255,300
MYR Group [b]	28,500	681,720
Pike Electric [b]	61,600	586,432
Sterling Construction [b]	25,000	422,000

		3,914,541

Electrical Equipment - 2.7%
AZZ	18,247	832,063
Deswell Industries	564,371	1,681,826
Encore Wire	15,000	365,100
Fushi Copperweld [a,b]	152,363	1,221,951
Jinpan International	143,624	1,683,273
LSI Industries	79,812	577,839
Powell Industries [b]	39,800	1,569,712
Preformed Line Products	16,000	1,106,720

		9,038,484

Industrial Conglomerates - 1.1%
Raven Industries	58,400	3,586,928

Machinery - 6.5%
Armstrong Industrial	2,082,300	660,785
CIRCOR International	14,000	658,280
Columbus McKinnon [b]	26,050	480,883
Eastern Company (The)	39,750	760,020
FAG Bearings India	23,700	444,823
Force Protection [b]	88,700	434,630
Foster (L.B.) Company Cl. A	20,900	900,999
FreightCar America [b]	53,300	1,732,783
Graham Corporation	65,100	1,558,494
Hurco Companies [b]	49,866	1,520,913
NN [b]	114,300	2,087,118
PMFG [b]	143,800	3,068,692
Semperit AG Holding	12,500	727,112
Sun Hydraulics	58,925	2,539,668
Tennant Company	92,300	3,880,292

		21,455,492

Professional Services - 3.7%
Acacia Research-Acacia Technologies [b]	23,500	804,170
Advisory Board (The) [b]	41,400	2,132,100
CBIZ [b]	47,000	338,870
Exponent [b]	58,400	2,605,224
Heidrick & Struggles International	20,000	556,600
JobStreet Corporation	50,000	43,417
Kforce [b]	60,000	1,098,000
On Assignment [b]	41,100	388,806
SFN Group [b]	300,000	4,227,000

		12,194,187

Road & Rail - 1.8%
Frozen Food Express Industries [b]	157,000	543,220
Patriot Transportation Holding [b]	111,681	2,987,467
Universal Truckload Services [b]	134,200	2,314,950

		5,845,637

Trading Companies & Distributors - 0.8%
Aceto Corporation	72,219	575,585
Houston Wire & Cable	67,375	985,023
Lawson Products	50,269	1,158,198

		2,718,806

Total		87,348,267

Information Technology – 17.6%
Communications Equipment - 1.1%
Anaren [b]	8,000	160,800
Bel Fuse Cl. A	67,705	1,624,243
Cogo Group [b]	113,575	916,550
PC-Tel [b]	44,100	338,247
Zhone Technologies [b]	266,320	612,536

		3,652,376

Computers & Peripherals - 1.5%
Imation Corporation [b]	112,312	1,251,156
Novatel Wireless [b]	34,900	190,554
Rimage Corporation	79,200	1,279,080
Super Micro Computer [b]	71,254	1,142,914
TransAct Technologies [b]	78,600	939,270

		4,802,974

Electronic Equipment, Instruments & Components - 6.1%
Agilysys [b]	90,000	516,600
Diguang International Development [b]	230,000	34,500
Diploma	50,000	256,672
Domino Printing Sciences	80,000	809,158
Frequency Electronics [b]	175,000	1,795,500
Hana Microelectronics	500,000	396,760
Hollysys Automation Technologies [a,b]	107,100	1,424,430
Inficon Holding	3,600	754,491
Mercury Computer Systems [b]	20,900	442,244
Mesa Laboratories	48,267	1,378,988
Methode Electronics	28,400	343,072
Newport Corporation [b]	80,900	1,442,447
Park Electrochemical	15,400	496,650
Pulse Electronics	150,000	907,500
Research Frontiers [a,b]	30,150	205,623
Richardson Electronics	250,900	3,306,862
Rogers Corporation [b]	58,400	2,631,504
SMART Modular Technologies (WWH) [b]	128,600	999,222
TTM Technologies [b]	114,400	2,077,504

		20,219,727

Internet Software & Services - 1.0%
CryptoLogic [a,b]	88,300	145,695
iPass	354,147	552,469
Marchex Cl. B	95,000	747,650
Support.com [b]	215,000	1,115,850
WebMediaBrands [b]	525,000	735,000

		3,296,664

IT Services - 4.6%
Cass Information Systems	15,000	589,350
Computer Task Group [b]	236,100	3,137,769
Forrester Research	54,900	2,102,121
iGATE Corporation	81,200	1,524,124
Innodata Isogen [b]	593,832	1,437,074
Integral Systems [b]	123,000	1,496,910
Sapient Corporation [b]	350,000	4,007,500
Virtusa Corporation [b]	6,475	121,277
Yucheng Technologies [b]	144,944	581,225

		14,997,350

Semiconductors & Semiconductor Equipment - 1.2%
Advanced Analogic Technologies [b]	80,000	302,400
Exar Corporation [b]	261,208	1,572,472
Himax Technologies ADR	159,468	377,939
Integrated Silicon Solution [b]	116,400	1,079,028
PLX Technology [b]	80,000	292,000
Rudolph Technologies [b]	28,900	316,166

		3,940,005

Software - 2.1%
ACI Worldwide [b]	69,600	2,282,880
Actuate Corporation [b]	207,500	1,079,000
American Software Cl. A	78,400	578,592
Fundtech [b]	51,000	887,400
Pegasystems	49,000	1,859,060
S1 Corporation [b]	60,000	400,800

		7,087,732

Total		57,996,828

Materials – 8.3%
Chemicals - 2.1%
Balchem Corporation	63,375	2,377,830
Hawkins	44,866	1,843,095
Landec Corporation [b]	60,300	391,950
Quaker Chemical	53,700	2,157,129

		6,770,004

Construction Materials - 0.8%
Ash Grove Cement [d]	8,000	1,344,000
Monarch Cement	52,303	1,320,651

		2,664,651

Metals & Mining - 4.6%
Aurizon Mines [b]	47,000	330,410
Central Steel & Wire [d]	1,088	701,760
Chesapeake Gold [b]	20,000	251,676
Endeavour Mining [a,b]	618,200	1,657,886
Endeavour Mining (Warrants) [b]	50,000	46,416
Exeter Resource [b]	140,000	747,600
Extorre Gold Mines [b]	140,000	840,000
Gammon Gold [b]	74,636	779,946
Haynes International	14,100	781,845
Horsehead Holding Corporation [b]	65,000	1,108,250
MAG Silver [b]	74,750	891,767
Materion Corporation [b]	27,000	1,101,600
Midway Gold [b]	345,000	621,000
Minefinders Corporation [b]	36,000	474,120
Northgate Minerals [b]	270,000	729,000
Olympic Steel	22,000	721,820
Ossen Innovation ADR [b]	90,000	314,100
RTI International Metals [b]	25,000	778,750
Seabridge Gold [b]	16,700	531,394
Sprott Resource [b]	104,400	578,265
Synalloy Corporation	58,200	749,034
Victoria Gold [b]	200,000	169,159
Vista Gold [a,b]	50,000	200,000

		15,105,798

Paper & Forest Products - 0.8%
Pope Resources L.P.	51,205	2,393,834
QX Paper [c]	1,500,000	420,387

		2,814,221

Total		27,354,674

Telecommunication Services – 0.6%
Diversified Telecommunication Services - 0.6%
Atlantic Tele-Network	7,500	278,925
Neutral Tandem [b]	123,500	1,821,625

Total		2,100,550

Utilities – 0.2%
Independent Power Producers & Energy Traders - 0.2%
China Hydroelectric ADS [a,b]	83,100	603,306

Total		603,306

Miscellaneous[e] – 2.0%
Total		6,561,517

TOTAL COMMON STOCKS
(Cost $232,415,274)		330,630,303

PREFERRED STOCK – 0.4%
Seneca Foods Conv.[b,d]
(Cost $578,719)	45,409	1,350,464

REPURCHASE AGREEMENT – 17.5%
State Street Bank & Trust Company, 0.04% dated 3/31/11, due 4/1/11, maturity value $57,650,064 (collateralized by obligations of various U.S. Government Agencies, 0.58%-0.70% due 5/27/11-6/1/11, valued at $59,094,800) (Cost $57,650,000)		57,650,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 2.2%
Money Market Funds Federated Government Obligations Fund (7 day yield-0.009864%) (Cost $7,070,643)		7,070,643

TOTAL INVESTMENTS – 120.4%
(Cost $297,714,636)		396,701,410

LIABILITIES LESS CASH AND OTHER ASSETS – (2.2)%		(7,205,966)

PREFERRED STOCK – (18.2)%		(60,000,000)

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS – 100.0%		$329,495,444

[a]	All or a portion of these securities were on loan at March 31, 2011. Total market value of loaned securities at March 31, 2011 was $6,869,352.
[b]	Non-income producing.
[c]

Securities for which market quotations are not readily available represent 0.1% of net assets. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Directors. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

[d]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.
[e]	Includes securities first acquired in 2011 and less than 1% of net assets applicable to Common Stockholders.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $298,129,108. At March 31, 2011, net unrealized appreciation for all securities was $98,572,302, consisting of aggregate gross unrealized appreciation of $122,624,353 and aggregate gross unrealized depreciation of $24,052,051. The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value under procedures approved by the Fund’s Board of Directors. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:

Level 1	–	quoted prices in active markets for identical securities.
Level 2	–

other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedule of Investments.

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011. For a detailed breakout of common stocks by sector classification, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total
Common stocks	$293,908,664	$36,265,050	$456,589	$330,630,303
Preferred stocks	–	1,350,464	–	1,350,464
Cash equivalents	7,070,643	57,650,000	–	64,720,643

Level 3 Reconciliation:

	Balance as of 12/31/10	Purchases	Transfers Out	Sales	Realized and Unrealized Gain (Loss)	Balance as of 3/31/11
Common stocks	$36,229	$459,067	$–	$–	$(38,707)	$456,589

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities.

Securities Lending:
The Fund loans securities to qualified institutional investors for the purpose of realizing additional income. Collateral for the Fund on all securities loaned is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund retains the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Micro-Cap Trust, Inc.

By:

/s/Charles M. Royce

Charles M. Royce

President, Royce Micro-Cap Trust, Inc.

Date: May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/Charles M. Royce

Charles M. Royce

President, Royce Micro-Cap Trust, Inc.

Date: May 24, 2011

By:

/s/John D. Diederich

John D. Diederich

Treasurer, Royce Micro-Cap Trust, Inc.

Date: May 24, 2011